Related parties transactions and other shareholder matters	12 Months Ended
Dec. 31, 2018
Disclosure of related party [Abstract]
Related parties transactions and other shareholder matters
Related parties transactions and other shareholder matters
(i)    Related party transactions
The Directors have authority and responsibility for planning, directing and controlling the activities of the Company and they therefore comprise key management personnel as defined by IAS 24, ("Related Party Disclosures").
(ii)    Other shareholder matters
The Company has entered into the following arrangements with parties who are significant shareholders of the Company, though they are not classed as related parties.
The Company entered into relationship agreements with Vivo Ventures Fund VII, L.P., Vivo Ventures VII Affiliates Fund, L.P., Vivo Ventures Fund VI, L.P., Vivo Ventures VI Affiliates Fund, L.P. (collectively, "Vivo Capital"), Orbimed Private Investments VI L.P. ("Orbimed"), Abingworth Bioventures VI L.P. ("Abingworth"), and Arix Bioscience plc ("Arix") and Arthurian Life Sciences SPV GP Limited, ("Arthurian"). As agreed in these relationship agreements, the above parties invested in the Company as part of the July 2016 Placement, and the Company agreed to appoint representatives designated by Vivo Capital, OrbiMed, Abingworth, and Arix and Arthurian, to the board of directors, who are Dr. Mahendra Shah, Mr. Rishi Gupta, and Dr. Andrew Sinclair and who was, prior to the termination of the appointment rights in the Arix and Arthurian relationship agreement described below, Dr. Ken Cunningham, respectively.
The appointment rights within the relationship agreement with Arix and Arthurian terminated on closing of the Global Offering on April 26, 2017. Dr Cunningham agreed to continue to serve on the Company's board of directors as an independent director. The respective appointment rights under the remaining relationship agreements will automatically terminate upon (i) Vivo Capital, OrbiMed or Abingworth (or any of their associates), as applicable, ceasing to beneficially hold 6.5% of the issued ordinary shares, or (ii) the ordinary shares ceasing to be admitted to AIM.
The Company also entered into a management rights agreement with Novo A/S under which Novo A/S was entitled to appoint an observer to the Board. The appointment rights within the management rights agreement terminated on closing of the Global Offering on April 26, 2017.
Dr. Jan-Anders Karlsson, Chief Executive Officer of the Company, purchased 3,250 ordinary shares for £5 thousand from the market in the year ended December 31, 2018 (2017: £nil).
Dr. David Ebsworth, Chairman of the Company, purchased 12,000 ordinary shares for £14 thousand from the market in the year ended December 31, 2018 (2017: £28 thousand).
During the year ended December 31, 2017, Vikas Sinha, a Non-Executive Director, purchased of £234 thousand of our ordinary shares, in the form of ADSs, as part of the Global Offering.
At December 31, 2018, there was a receivable of £126 thousand (2017: nil) due from one director and two key management personnel relating to tax due on RSUs that vested in the year ended December 31, 2018. This receivable was repaid, together with interest at a rate of 3.9% per annum, by March 6, 2019.
In the year ended December 31, 2018, a director provided consultancy services for £26 thousand (2017: £nil).